CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON-CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2025
Cash, cash equivalents and other investments [Abstract]
CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON-CURRENT AND CURRENT	CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS – NON-CURRENT AND CURRENT

	As of December 31,
	2025	2024

(i) Other investments
Investments in debt instruments and other	59	22,823
Other investments	156	156

Other investments, net – Non-current	215	22,979

	As of December 31,
	2025	2024

(i) Other investments
Other deposits with maturity of more than three months	1,600,002	2,160,051

Other investments - Current	1,600,002	2,160,051

(ii) Cash and cash equivalents
Cash and banks	397,269	456,385
Restricted cash	2,838	2,746
Short-term bank deposits	332,317	413,965
Other deposits with maturity of less than three months	798,780	818,167

Cash and cash equivalents	1,531,204	1,691,263